ACQUISITIONS AND PRO FORMA RESULTS (Tables)	12 Months Ended
Dec. 31, 2013
Business Acquisition [Line Items]
Pro Forma Financial Information, Summary Of Results Of Operations
As a result, these pro forma results do not necessarily represent results that would have occurred if the acquisitions had taken place on the basis assumed above, nor are they indicative of the results of future combined operations.

Year Ended
December 31, 2011
(In thousands except per share amounts)
Total Revenue	$811,933
Net income	$23,236
Net income per share:
Basic	$0.80
Diluted	$0.79

Tarsus Medical, Inc.
Business Acquisition [Line Items]
Final Purchase Price of Net Assets Acquired
The following summarizes the final allocation of the purchase price based on fair value of the assets acquired and liabilities assumed:

	Final Purchase Price Allocation
	(Dollars in thousands)
Cash	$85
Prepaid expenses	13
Intangible assets:		Wtd. Avg. Life:
Technology	5,040	10 - 14 years
In-process research and development	340	Indefinite
Deferred tax asset - long term	1,334
Goodwill	116
Total assets acquired	6,928
Accounts payable and other liabilities	111
Deferred tax liability	2,152
Net assets acquired	$4,665

Schedule of Business Acquisitions by Acquisition, Contingent Consideration
A reconciliation of the opening balances to the closing balances of these Level 3 measurements are as follows (dollars in thousands):

		Location in Statement of Operations
Balance as of January 1, 2013	$—
Contingent consideration from Tarsus acquisition	1,600
Gain from decrease in fair value of contingent consideration liability	(373)	Selling, general and administrative
Fair value at December 31, 2013	$1,227

Ascension Orthopedics, Inc.
Business Acquisition [Line Items]
Final Purchase Price of Net Assets Acquired
The following summarizes the final allocation of the purchase price based on fair value of the assets acquired and liabilities assumed:

	Final Purchase Price Allocation
	(Dollars in thousands)
Cash	$627
Inventory	12,760
Accounts receivable	2,917
Other current assets	2,398
Property, plant and equipment	4,649
Other long-term assets	70
Deferred tax asset — long term	12,543
Intangible assets:		Wtd. Avg. Life:
Technology	7,885	10 years
Customer relationships	5,750	12 years
In-process research and development	1,739	Indefinite
Supplier relationship	4,510	10 years
Trade name	560	1 year
Goodwill	15,460
Total assets acquired	71,868
Accounts payable and other liabilities	5,827
Net assets acquired	$66,041

SeaSpine, Inc.
Business Acquisition [Line Items]
Final Purchase Price of Net Assets Acquired
The following summarizes the final allocation of the purchase price based on fair value of the assets acquired and liabilities assumed:

	Final Purchase Price Allocation
	(Dollars in thousands)
Cash	$201
Inventory	14,900
Accounts receivable	7,608
Other current assets	623
Property, plant and equipment	9,177
Deferred tax asset—long term	302
Intangible assets:		Wtd. Avg. Life:
Technology	3,000	8 years
Customer relationships	41,200	13 years
Non-compete agreements	1,900	4 years
Trade name	300	1 year
Goodwill	14,572
Total assets acquired	93,783
Accounts payable and other liabilities	5,108
Net assets acquired	$88,675